Revenue (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of revenue [Abstract]
Gold income	$ 1,911	$ 1,917	$ 4,322
By-products	54	46	105
Revenue from product sales	$ 1,965	$ 1,963	$ 4,427